Redeemable non-controlling interest (Tables)	6 Months Ended
Jun. 30, 2021
Temporary Equity Disclosure [Abstract]
Schedule of changes in redeemable non-controlling interest
Changes in redeemable non-controlling interest for the periods presented in this report were as follows:

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2020	57
Fair value adjustment	(30)
Net loss attributable to redeemable non-controlling interest in the period	(1)
As at June 30, 2020	26

(In $ millions)	Asia Offshore Drilling Ltd
As at January 1, 2021	—
As at June 30, 2021	—